Note 11 - Share-based Payments - Options Outstanding (Details)	3 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2019 $ / shares	Sep. 30, 2020 $ / shares	Sep. 30, 2019 $ / shares	Sep. 30, 2018	Dec. 31, 2018 $ / shares
Statement Line Items [Line Items]
Balance, number of options	6,762,000	6,642,000	6,804,000
Balance, weighted average exercise price (in CAD per share)	$ 0.13	$ 0.13	$ 0.21
Balance, weighted average remaining contract life (Year)	1 year 189 days	328 days	1 year 281 days	1 year 354 days	2 years 281 days
Granted, number of options		450,000	1,050,000
Granted, weighted average exercise price (in CAD per share)		$ 0.05	$ 0.08
Forfeited, number of options		(122,000)	(1,092,000)
Forfeited, weighted average exercise price (in CAD per share)		$ 0.18	$ 0.22
Expired, number of options	(120,000)	(90,000)
Expired, weighted average exercise price (in CAD per share)	$ 0.21	$ 0.23
Balance, number of options	6,642,000	6,880,000	6,762,000		6,804,000
Balance, weighted average exercise price (in CAD per share)	$ 0.13	$ 0.12	$ 0.13		$ 0.21
Options exercisable, number of options	6,504,500	6,720,000	6,187,000
Options exercisable, weighted average exercise price (in CAD per share)	$ 0.19	$ 0.12	$ 0.13